Recurring Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurement Inputs for the PIPE with Reduction Right Liability (Detail) - PIPE with reduction right liability [Member]
		Dec. 31, 2023 yr $ / shares	Dec. 22, 2023 $ / shares yr
Ordinary share stock price [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs | $ / shares		10.6	10.62
Term [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs | yr	[1]	0.28	0.3
Risk-free rate [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs	[2]	5.2	5.24
Probability of completing the Business Combination [Member]
Disclosure In Tabular Form Of Significant Unobservable Inputs Used In The Fair Value Measurement Of Private Investment In Public Equity [Line Items]
Quantitative information regarding Level 3 fair value measurement inputs	[3]	91	91

[1]	Assumes the transaction closes on April 10, 2024.
[2]	Reflects 3-month US treasury, secondary market rate as of the valuation date.
[3]	Estimated by solving for the implied probability of completing the Business Combination with StudioCo based on the public warrant price and the contemplated exchange price of $0.50, adjusted for the time value of money.